Long-term Investments	12 Months Ended
Dec. 31, 2021
Long Term Investments [Abstract]
Long-term Investments
(6)	LONG-TERM INVESTMENTS

	December 31, 2020	December 31, 2021
	RMB	RMB
EEO Group	38,000,000	38,000,000
Beijing Xiaozhi Education & Technology Co., Ltd.	6,000,000	—
Total other equity investments	44,000,000	38,000,000

         The Group accounts for its equity investments that do not have readily determinable fair value in accordance with ASC321 Investment—Equity securities effective on January 1, 2018, and elected to measure these investments without readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer.

   Prior to January 1, 2019, the Group acquired 7.95% equity interests of ApplySquare Education & Technology Co., Ltd (“ApplySquare”) in exchange for USD 3,000,000 (equivalent to RMB 19,721,700) in cash. As of January 1, 2019, the carrying amount of the investment in ApplySquare was RMB 22,471,700. As of December 31, 2019, ACG made a qualitative assessment and identified that Applysquare failed to meet the expected milestones and operation forecasts and encountered shortage of working capital resulted from continuous negative operating cash flows, which indicates that impairment exists. With the assistance of an independent appraiser, the Company evaluated the fair value of the investment in Applysquare as of December 31, 2019 and recorded an impairment loss of RMB 20,895,309 based on the valuation result. Due to the severe shortage of working capital and negative market impact on its business in the third quarter of 2020, the Group recognized an impairment loss of RMB 1,576,391 to reduce the investment to zero.

Prior to January 1, 2019, the Group acquired 6.8345% equity interests of Beijing GlobalWisdom Information Technology Co., Ltd. (“GlobalWisdom”) in exchange for RMB 12,300,000 in cash, and recorded an impairment of RMB 6,380,802. On June 28, 2019, GlobalWisdom entered into a financing agreement with new investors. After GlobalWisdom’s new financing, ACG’s equity shares decreased to 6.7525%. Due to the fact that the securities issued during this new financing are not identical or similar securities in terms of rights and obligations to the equity securities held by the Company, the Company did not adjust the carrying amount of the long-term investments in GlobalWisdom. Due to the severe shortage of working capital and negative market impact on its business in the third quarter of 2019, the Group recognized an impairment loss of RMB 5,919,198 to reduce the investment to zero.

Prior to January 1, 2019, the Group acquired 20% equity interests of Beijing Xiaozhi Education Technology Co., Ltd. (“Xiaozhi”) in exchange for RMB 6,000,000 in cash. According to the shares purchase agreement, ACG has the right to appoint one director. The Company paid RMB 6,000,000 in cash to Xiaozhi in January 2019. The investment is not in-substance common stock due to the liquidation preference feature. In the third quarter of 2021, ACG made a qualitative assessment and identified that Xiaozhi failed to meet the expected milestones and operation forecasts and encountered shortage of working capital resulted from continuous negative operating cash flows, which indicated that impairment exists. The Group recognized an impairment loss of RMB 6,000,000 to reduce the investment to zero.

Long-term investment in Beijing Futou Technology Co., Ltd (“Futou Technology”) was acquired in connection with the acquisition of Huanqiuyimeng, which held 15% equity interests in Futou Technology. Due to the severe shortage of working capital and negative market impact on its business in the fourth quarter of 2020, the Group recognized an impairment loss of RMB 150,000 to reduce the investment to zero.

Prior to January 1, 2019, the Group acquired 8.33% equity interests of Beijing Empower Education Online Co., Ltd. (“EEO”) in exchange for RMB 38,000,000 in cash.

In July 2020, EEO underwent an internal reorganization pursuant to which the Company exchanged its equity interest in EEO to EEO Group, a newly established holding company incorporated in Cayman Islands. The equity interests in EEO Group are substantially equivalent to the exchanged equity interests in EEO. EEO Group also entered into two rounds of financing agreements with certain new investors in July and November 2020, respectively. After the internal reorganization and new financings in 2020, ACG’s equity interest in EEO Group decreased from 8.33% to 4.822%. Since the securities issued during new financing arrangements are not identical or similar in terms of rights and obligations to the equity securities held by the Company, the Company did not adjust the carrying amount of the long-term investments in EEO Group.

On March 30, 2021, EEO Group entered into a financing agreement with a group of new investors. After EEO Group’s new financing, ACG’s equity shares decreased from 4.822% to 4.433%. Since the securities issued during this new financing arrangements are not identical or similar in terms of rights and obligations to the equity securities held by the Company, the Company did not adjust the carrying amount of the long-term investments in EEO Group.